Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables
	As of December 31,
	2023	2024
	RMB	RMB
Accrual for salary and bonus	7,770	6,404
Other taxes and surcharge payable	45,472	37,983
Amounts due to franchisees (Note (a))	218	171
Professional service fee	2,177	8,260
Amounts due to third parties under collaborative agreements (Note (b))	29,652	25,254
Accrued expenses	6,723	8,394
Receipt in advance	8,532	7,599
Others	12,533	10,530
Accrued expenses and other payables	113,077	104,595

(a)	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2023 and 2024 represent the commission received on behalf of the real estate agency companies and guarantee deposits.

(b)	The amount represents funds provided by third parties under Collaborative Agreements (see Note 1(c)) for the parking space sales projects.